Defined Benefit Liabilities (Assets) - Changes in Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Current service cost	₩ 193,078	₩ 171,197
Past service cost	815
Interest cost	4,901	3,968
Retirement benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	1,136,787	926,302
Current service cost	193,078	171,197
Past service cost	815
Interest cost	25,958	23,685
Remeasurement
- Demographic assumption	2,071	19,344
- Financial assumption	(18,266)	56,265
- Adjustment based on experience	17,364	14,363
Business combinations	1,742	3,653
Benefit paid	(76,987)	(84,098)
Others	(4,012)	6,076
Ending balance	₩ 1,278,550	₩ 1,136,787